FINANCIAL RISK MANAGEMENT (Details) - Credit risk [member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
CREDIT RISK EXPOSURE
Total financial instrument exposure to credit risk	$ 243.3	$ 240.9
Cash and cash equivalents
CREDIT RISK EXPOSURE
Total financial instrument exposure to credit risk	216.2	185.9
Trade receivables
CREDIT RISK EXPOSURE
Total financial instrument exposure to credit risk	27.1	37.1
Gold price options
CREDIT RISK EXPOSURE
Total financial instrument exposure to credit risk		17.6
Copper forward contracts
CREDIT RISK EXPOSURE
Total financial instrument exposure to credit risk		$ 0.3